Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ (88,771,964)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 2	8,250,896
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 3	48,017,784
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 4	(1,038,340)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 5	1,123,432
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 6	(4,680,717)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 7	(89,810,304)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 8	9,374,328
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 9	$ 43,337,067